Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS - OPERATING ACTIVITIES:
Loss for the period	$ (651,900)	$ (37,341)	$ (1,963,340)	$ (521,664)	$ (920,840)	$ (1,020,834)
Adjustments required to present cash flows from operating activities (Appendix A)	230,431	(50,994)	1,196,007	28,288	156,342	(42,385)
Net cash used for operating activities	(421,469)	(88,335)	(767,333)	(493,376)	(764,498)	(1,063,219)
CASH FLOWS - INVESTMENT ACTIVITIES
Investment in fixed assets				(1,525)	(1,525)	(11,428)
Deposit for operational leasing						3,590
Net cash used for investment activities				(1,525)	(1,525)	(7,838)
CASH FLOWS - FINANCING ACTIVITIES:
Issuance of shares						1,502,767
Exercise of warrants	154,000		154,000
Receipt of convertible loans			750,000		412,494
Net cash generated by financing activities	154,000		904,000		412,494	1,502,767
Increase (decrease) in cash and cash equivalents	(267,469)	(88,335)	136,667	(494,901)	(353,529)	431,710
Cash and cash equivalents - beginning of year	840,853	383,680	436,717	790,246	790,246	358,536
Cash and cash equivalents - end of year	573,384	295,345	573,384	295,345	436,717	790,246
Appendix A - Adjustments required to present cash flows from operating activities:
Depreciation	2,666	4,938	8,435	13,668	17,246	16,373
Accumulated interest on convertible loans	27,124		260,114		6,605
Share-based compensation			675,389
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities, Total	29,790	4,938	943,938	13,668	23,851	16,373
Changed in assets and liabilities:
Decrease (increase) in other receivables	(12,335)	(28,002)	(1,914)	10,972	60,865	(31,064)
Increase (decrease) in trade payables	72,800	(4,202)	56,230	20,157	4,847	(19,778)
Increase (decrease) in other payables	140,176	(23,728)	197,753	(16,509)	66,779	(7,916)
Increase (Decrease) in Operating Capital	200,641	(55,932)	252,069	14,620	132,491	(58,758)
Adjustments required to present cash flows from operating activities (Appendix A)	$ 230,431	$ (50,994)	$ 1,196,007	$ 28,288	$ 156,342	$ (42,385)